JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS — 98.6%
Auto Components — 2.0%
Aptiv plc *	18		2,753

Banks — 6.4%
Bank of America Corp.	98		4,173
Citigroup, Inc.	34		2,363
Fifth Third Bancorp	27		1,146
SVB Financial Group *	2		1,223

			8,905

Biotechnology — 1.5%
Amgen, Inc.	7		1,475
Biogen, Inc. *	2		640

			2,115

Building Products — 3.1%
Trane Technologies plc	18		3,047
Trex Co., Inc. *	13		1,276

			4,323

Capital Markets — 3.6%
Morgan Stanley	17		1,620
S&P Global, Inc.	4		1,576
State Street Corp.	21		1,781

			4,977

Containers & Packaging — 1.5%
Ball Corp.	24		2,118

Diversified Financial Services — 1.6%
Voya Financial, Inc.	35		2,169

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	43		2,331

Electric Utilities — 1.8%
NextEra Energy, Inc.	32		2,511

Electrical Equipment — 2.4%
Eaton Corp. plc	23		3,400

Electronic Equipment, Instruments & Components — 0.6%
Itron, Inc. *	12		901

Entertainment — 2.3%
Walt Disney Co. (The) *	19		3,213

Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	5		1,385
Boston Properties, Inc.	18		1,904
Equinix, Inc.	2		1,675
Prologis, Inc.	12		1,509

			6,473

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	8		3,680

Food Products — 1.4%
General Mills, Inc.	33		1,990

Health Care Equipment & Supplies — 0.8%
Hologic, Inc. *	16		1,165

Health Care Providers & Services — 2.1%
Cigna Corp.	14		2,900

Insurance — 1.9%
MetLife, Inc.	18		1,140
Progressive Corp. (The)	16		1,451

			2,591

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A *	1		3,796

IT Services — 5.8%
Accenture plc, Class A	5		1,712
Affirm Holdings, Inc. *	7		822
Mastercard, Inc., Class A	14		4,971
Shopify, Inc., Class A (Canada) *	–	(a)	597

			8,102

Life Sciences Tools & Services — 6.3%
Agilent Technologies, Inc.	13		2,097
Illumina, Inc. *	2		860
IQVIA Holdings, Inc. *	11		2,743
Thermo Fisher Scientific, Inc.	5		3,056

			8,756

Machinery — 5.4%
Deere & Co.	8		2,795
Ingersoll Rand, Inc. *	50		2,518
Xylem, Inc.	17		2,162

			7,475

Multiline Retail — 2.0%
Target Corp.	12		2,785

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	43		2,543
Merck & Co., Inc.	38		2,859

			5,402

Semiconductors & Semiconductor Equipment — 6.2%
Lam Research Corp.	3		1,983
NVIDIA Corp.	8		1,634
NXP Semiconductors NV (China)	10		2,012
SolarEdge Technologies, Inc. *	3		809
Texas Instruments, Inc.	11		2,146

			8,584

Software — 14.4%
Adobe, Inc. *	2		990
Autodesk, Inc. *	4		1,121
Cadence Design Systems, Inc. *	13		1,949
Ceridian HCM Holding, Inc. *	14		1,601
Intuit, Inc.	6		3,021
Microsoft Corp.	41		11,614

			20,296

Specialty Retail — 4.3%
Best Buy Co., Inc.	18		1,860
Home Depot, Inc. (The)	9		2,902
TJX Cos., Inc. (The)	19		1,225

			5,987

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	45	6,375

Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	22	1,484

TOTAL COMMON STOCKS (Cost $112,535)		137,557

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $2,958)	2,957	2,959

Total Investments — 100.7% (Cost $115,493)		140,516
Liabilities in Excess of Other Assets — (0.7)%		(944)

Net Assets — 100.0%		139,572

Percentages indicated are based on net assets.

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini S&P 500 ESG Index	7	12/2021	USD	1,288	(14)

Abbreviations

USD           United States Dollar

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$140,516	$—	$—	$140,516

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(14)	$—	$—	$(14)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$4,580	$20,684	$22,305	$—	(c)	$—	(c)	$2,959	2,957	$1		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	2,197	2,197	—		—		—	—	—	(c)	—

Total	$4,580	$22,881	$24,502	$—	(c)	$—	(c)	$2,959		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.